GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying value of goodwill by operating segment
The following table provides information related to the carrying value of our goodwill by operating segment (in millions):

	Europe, Middle East & Africa	Latin America	North America	Asia Pacific	Bottling Investments	Total
2023
Balance at beginning of year	$3,571	$220	$10,978	$428	$3,585	$18,782
Effect of foreign currency translation	76	6	—	(11)	(264)	(193)
Divestitures[1]	—	—	—	—	(231)	(231)
Balance at end of year	$3,647	$226	$10,978	$417	$3,090	$18,358
2024
Balance at beginning of year	$3,647	$226	$10,978	$417	$3,090	$18,358
Effect of foreign currency translation	(107)	(11)	—	(10)	(84)	(212)
Impairment charges	—	—	—	—	(6)	(6)
Divestitures	—	—	—	—	(1)	(1)
Balance at end of year	$3,540	$215	$10,978	$407	$2,999	$18,139
[1] The decrease in the Bottling Investments segment was a result of the Company’s bottling operations in the Philippines being classified as held for sale. Refer to Note 2.